Stockholders' Equity and Stock-Based Compensation (Additional Information) (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 20	$ 13	$ 35	$ 22	$ 55	$ 41	$ 34
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period for cost to be recognized			2 years		2 years
Total unrecognized compensation cost, options	47		$ 47		$ 37
RSU/PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost excluding options	$ 48		$ 48
Weighted average period for cost to be recognized			2 years